Interests in associates, joint ventures and other investments (Tables)	12 Months Ended
Dec. 31, 2020
Investments accounted for using equity method [abstract]
Movements in Associates, Joint Ventures and Other Investments
The movements in 2020 and 2019 were as follows:

	Interests in associates and joint ventures £m	Other investments £m
1 January 2019	796.8	666.7
Additions	236.6	18.3
Share of results of associate undertakings	21.2	–
Dividends	(33.3)	–
Other movements	1.2	–
Exchange adjustments	(35.5)	–
Disposals	(51.5)	(42.3)
Reclassification to subsidiaries	(0.3)	–
Revaluation of other investments through profit or loss	–	9.1
Revaluation of other investments through other comprehensive income	–	(141.4)
Amortisation of other intangible assets	(5.6)	–
Transfer to disposal group classified as held for sale	(109.1)	(12.1)
Write-downs	(7.5)	–
31 December 2019	813.0	498.3
Additions	15.2	15.9
Share of results of associate undertakings	(136.0)	–
Dividends	(32.5)	–
Other movements	(5.2)	–
Exchange adjustments	(39.7)	–
Disposals	(7.3)	(7.0)
Reclassification from subsidiaries	4.5	–
Reclassification from other investments to associates	0.2	(0.2)
Revaluation of other investments through profit or loss	–	8.0
Revaluation of other investments through other comprehensive income	–	(127.7)
Amortisation of other intangible assets	(0.6)	–
Write-downs	(280.9)	–
31 December 2020	330.7	387.3

Principal Associates and Joint Ventures
The Group’s principal associates and joint ventures at 31 December 2020 included:

	Country of incorporation	% owned
Advantage Smollan Ltd	UK	18.7
Barrows Design and Manufacturing (Pty) Limited	South Africa	35.0
Dat Viet VAC Media Corporation	Vietnam	30.0
GIIR Inc.	Korea	30.0
Haworth Marketing & Media Company	USA	49.0
High Co SA	France	34.1
Nanjing Yindu Ogilvy Advertising Co. Ltd	China	49.0
PRAP Japan, Inc	Japan	23.4
Smollan Holdings (Pty) Ltd	South Africa	24.8
Summer (BC) US JVCo SCSp 1	Luxembourg	40.0

Summary of Aggregate Financial Performance of Associates and Joint Ventures
The following tabl
e
 presents a summary of the aggregate financial performance of the Group’s associate undertakings and joint ventures.

	2020 £m	2019 £m	2018 £m
Share of results of associate undertakings (note 4)	(136.0)	14.7	30.5
Share of other comprehensive loss of associate undertakings	(61.5)	–	–
Share of total comprehensive (loss)/ income of associate undertakings	(197.5)	14.7	30.5